Revenues and other income (Tables)	12 Months Ended
Dec. 31, 2021
Revenue [abstract]
Schedule of revenues and other income
The following table summarizes the Company’s revenues and other income per category for the years ended December 31, 2021, 2020, and 2019.

	For the year ended December 31,
(in thousands of euros)	2021	2020	2019
Services	5	50	40
Other sales	5	—	28
Total revenues	10	50	68
Research tax credit	2,490	1,927	2,437
Subsidies	126	526	20
Other	21	10	17
Total other income	2,637	2,462	2,473
Total revenues and other income	2,647	2,512	2,541